Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value - Fair Value [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value [Line Items]
Money market funds	$ 29,697	[1]
Marketable securities	89,911
Total assets	119,608
Long term loan	3,796	[2]
Contingent short term earnout liability	42,471
Contingent long-term earnout liability	5,814
Total liabilities	52,081
Level 1 [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value [Line Items]
Money market funds		[1]
Marketable securities
Total assets
Long term loan		[2]
Contingent short term earnout liability
Contingent long-term earnout liability
Total liabilities
Level 2 [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value [Line Items]
Money market funds	29,697	[1]
Marketable securities	89,911
Total assets	119,608
Contingent short term earnout liability
Contingent long-term earnout liability
Level 3 [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value [Line Items]
Marketable securities
Total assets
Long term loan	3,796	[2]
Contingent short term earnout liability	42,471
Contingent long-term earnout liability	5,814
Total liabilities	$ 52,081

[1]	As of December 31, 2021, approximately $29,697 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
[2]	Since the loan was originated in September 2021, the fair value of the long term loan approximates its carrying value.